Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Fair value measurement

20. Fair Value Measurement

(a) Assets and liabilities measured at fair value on a recurring basis

The following table summarizes, for assets and liabilities measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy as of December 31, 2021 and 2022:

		As of December 31,
Financial instruments	Fair value hierarchy	2021	2022
		RMB	RMB
Short-term investments (Note 8)	Level 2	408,946	—
Contingent consideration (Note 6)	Level 3	(88,000)	—

Short-term investments

The short-term investments are comprised of investments in wealth management products issued by financial institutions. The Group estimates the fair value of investments in short-term investments using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. The short-term investments usually have short original maturities of less than 1 year, the carrying value approximates to fair value.

As of December 31, 2021 and 2022, gross unrealized gains of RMB161 and nil were recorded on short-term investments, respectively.

Contingent consideration

The Group’s estimated liability for contingent consideration represents potential payments for the acquisition of Wuhan Miracle (see Note 6) if certain defined goal is achieved before December 31, 2022. The contingent consideration is included in the accrued expenses and other current liabilities on the consolidated balance sheets. The Group estimated the fair value of contingent consideration including unobservable inputs of probability of successful achievement, and accordingly the Group classifies the valuation techniques that use these inputs as Level 3. As of December 31, 2021 and 2022, the contingent consideration balances were RMB88,000 and nil, respectively.

Other financial instruments

Other financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, term deposits, trade receivables, loan receivables, amounts due from/to related parties and receivables from online payment platforms. As of December 31, 2021 and 2022, the carrying values of these financial assets are approximated to the fair values due to their short-term nature. They are not measured at fair value in the Consolidated Balance Sheets, but for which the fair value is estimated for disclosure purposes.

(b) Assets and liabilities measured at fair value on a nonrecurring basis

Investments under the measurement alternative method and equity method are reviewed periodically for impairment using fair value measurement. As of December 31, 2020, 2021 and 2022, certain investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies, with impairment losses incurred and recorded in earnings for the years then ended. The Group recognized impairment losses of nil, RMB17,850 and RMB7,945 for those investments for the years ended December 31, 2020, 2021 and 2022, respectively.

20. Fair Value Measurement (Continued)

(b) Assets and liabilities measured at fair value on a nonrecurring basis (Continued)

The Group’s non-financial assets, such as intangible asset, goodwill, property and equipment and operating lease assets, are measured at fair value only if they are determined to be impaired. The inputs used to measure the estimated fair value of such assets are classified as Level 3 in the fair value hierarchy due to the significance of unobservable inputs used. For the years ended December 31, 2020, 2021 and 2022, the Group recognized nil, RMB17,379, and nil of impairment loss for the intangible assets, nil, RMB48,500 and nil of impairment loss for the goodwill, and nil, nil and RMB1,350 of impairment loss for the property and equipment based on management’s assessment.